Borrowing Arrangements (Details)	Aug. 17, 2015 USD ($) renewal_option	Sep. 30, 2015 USD ($)
Term Loan, Maturing August 2017
Term Loans and Other Debt
Term loan amount	$ 600,000,000
Term Loan, Maturing August 2020
Term Loans and Other Debt
Term loan amount	800,000,000
Unsecured term loan | Term Loans
Term Loans and Other Debt
Percentage of applicable margin		1.50%
Unsecured term loan | Term Loan, Maturing August 2017
Term Loans and Other Debt
Term loan amount	600,000,000
Unsecured term loan | Term Loan, Maturing August 2020
Term Loans and Other Debt
Term loan amount	800,000,000
Revolving Credit Facility
Term Loans and Other Debt
Credit Facility, maximum amount of borrowing	$ 600,000,000
Initial term of loan	4 years
Number of additional six-month periods | renewal_option	2
Duration of extension period	6 months
Credit agreement, accordion feature borrowing capacity	$ 2,500,000,000.0
Percentage of applicable margin		1.30%
Revolving Credit Facility | Unsecured term loan
Term Loans and Other Debt
Available capacity of unused borrowings		$ 462,000,000